Supplement Dated December 1, 2010 to
Prospectuses dated May 1, 2010 for
Protective Access XL
Protective Rewards Elite
Protective Rewards II
Protective Values
Protective Values Advantage
Protective Values Access
Issued By
Protective Life Insurance Company
Protective Variable Annuity Separate Account

Protective Access XL NY
Protective Rewards Elite NY
Protective Rewards II NY
Issued By
Protective Life and Annuity Insurance Company
Variable Annuity Account A of Protective Life

This Supplement amends certain information in your variable annuity prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

Protective Life will no longer require proof of age before you begin SecurePay Withdrawals. Accordingly, in the section of your Prospectus entitled “Beginning Your SecurePay Withdrawals”, the last sentence of the second bullet point should be deleted. The bullet should now read as follows:

•	The Benefit Election Date may not be earlier than the date the Covered Person (or the younger Covered Person if a Joint Life Coverage option is selected) reaches age 59 ½ or older.